EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Foreign Plan [Member] | Pension Plan, Latin America and Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs	$ 0.7	$ 2.3